Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Notional amount	[1]	$ 12,671,365	$ 9,058,165
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	10,594,263	7,253,076
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		763,135	606,019
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		157,348	86,872
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		9,501,153	6,453,740
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		86,992	51,420
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		85,635	55,025
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	1,706,906	1,551,034
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		18,665	21,952
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		971,614	879,804
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		32,750	25,135
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		46,781	36,390
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		637,096	587,753
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	[1]	370,196	254,055
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		260,974	143,749
Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		27,831	27,155
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		81,391	83,151
Within one year [member]
Disclosure of financial assets [line items]
Notional amount		6,652,699	3,799,022
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		5,462,942	2,809,073
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		617,714	478,886
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		122,168	85,447
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		4,604,519	2,190,218
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		66,995	30,562
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		51,546	23,960
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		915,679	816,747
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		16,134	16,289
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		243,425	210,318
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		25,053	18,121
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		37,985	28,533
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		593,082	543,486
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		274,078	173,202
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		195,981	103,234
Within one year [member] | Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		16,976	12,661
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		61,121	57,307
One to five years [member]
Disclosure of financial assets [line items]
Notional amount		3,945,187	3,514,791
One to five years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		3,308,577	2,926,404
One to five years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		145,421	127,133
One to five years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		34,865	1,217
One to five years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		3,089,234	2,760,062
One to five years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		17,710	18,095
One to five years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		21,347	19,897
One to five years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		544,984	513,846
One to five years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		2,482	5,663
One to five years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		489,190	455,694
One to five years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		7,183	6,788
One to five years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		8,230	7,662
One to five years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		37,899	38,039
One to five years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		91,626	74,541
One to five years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		63,216	39,521
One to five years [member] | Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		8,308	9,553
One to five years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		20,102	25,467
Over five years [member]
Disclosure of financial assets [line items]
Notional amount		2,073,479	1,744,352
Over five years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		1,822,744	1,517,599
Over five years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		315	208
Over five years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		1,807,400	1,503,460
Over five years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		2,287	2,763
Over five years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		12,742	11,168
Over five years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		246,243	220,441
Over five years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		49
Over five years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		238,999	213,792
Over five years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		514	226
Over five years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		566	195
Over five years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		6,115	6,228
Over five years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		4,492	6,312
Over five years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		1,777	994
Over five years [member] | Other derivative contracts [member] | Credit derivative [member]
Disclosure of financial assets [line items]
Notional amount		2,547	4,941
Over five years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		$ 168	$ 377

[1]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.